UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21972

Name of Fund: BlackRock Credit Allocation Income Trust IV (BTZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust IV, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Atrium CDO Corp., Series 5A, Class A4, 0.87%, 7/20/20 (a)(b)	$4,400	$3,575,000
SLM Student Loan Trust, Series 2004-B, Class A2, 0.75%, 6/15/21 (b)	3,809	3,647,056
Total Asset-Backed Securities – 1.0%		7,222,056

Corporate Bonds
Aerospace & Defense — 1.1%
BE Aerospace, Inc., 8.50%, 7/01/18	3,575	3,941,437
Huntington Ingalls Industries, Inc. (a):
6.88%, 3/15/18	990	1,024,650
7.13%, 3/15/21	960	1,003,200
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17	1,662	1,757,565
		7,726,852
Airlines — 1.0%
American Airlines Pass-Through Trust, Class A:
Series 2011-1, 5.25%, 7/31/22	2,354	2,248,290
Series 2011-2, 8.63%, 4/15/23	940	1,001,100
Continental Airlines Pass-Through Certificates, Series 2009-2, Class B, 9.25%, 11/10/18	1,865	1,953,642
Delta Air Lines, Inc., Series 02G1, 6.72%, 7/02/24	1,949	2,007,922
		7,210,954
Auto Components — 0.7%
Delphi Corp., 6.13%, 5/15/21 (a)	950	997,500
Icahn Enterprises LP:
7.75%, 1/15/16	1,180	1,227,200
8.00%, 1/15/18 (a)	520	539,500
8.00%, 1/15/18	2,500	2,593,750
		5,357,950
Beverages — 0.5%
Constellation Brands, Inc., 7.25%, 5/15/17	3,230	3,617,600
Building Products — 0.4%
Building Materials Corp. of America (a):
7.00%, 2/15/20	790	853,200
6.75%, 5/01/21	1,930	2,074,750
		2,927,950
Capital Markets — 5.0%
Ameriprise Financial, Inc., 5.30%, 3/15/20 (c)	4,500	4,966,137

Corporate Bonds	Par (000)	Value
Capital Markets (concluded)
E*Trade Financial Corp., 12.50%, 11/30/17 (d)	$2,565	$2,968,988
The Goldman Sachs Group, Inc.:
7.50%, 2/15/19 (c)	6,850	7,774,914
5.75%, 1/24/22	3,800	3,938,848
6.25%, 2/01/41 (c)	7,350	7,509,150
Morgan Stanley, 5.50%, 7/28/21 (c)	5,630	5,566,955
UBS AG:
2.25%, 1/28/14 (c)	2,678	2,662,583
5.88%, 7/15/16	1,575	1,667,202
		37,054,777
Chemicals — 1.2%
Ashland, Inc., 9.13%, 6/01/17	840	941,850
Celanese US Holdings LLC, 5.88%, 6/15/21	2,560	2,752,000
Lyondell Chemical Co., 11.00%, 5/01/18	2,688	2,943,498
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)	480	522,000
Solutia, Inc., 7.88%, 3/15/20	1,425	1,674,375
		8,833,723
Commercial Banks — 3.3%
Amsouth Bank, Series AI, 4.85%, 4/01/13	1,800	1,791,000
Asciano Finance Ltd., 5.00%, 4/07/18 (a)	1,475	1,522,247
Associated Banc-Corp, 5.13%, 3/28/16	3,645	3,880,445
Branch Banking & Trust Co. (b)(c):
0.86%, 9/13/16	1,850	1,714,697
0.80%, 5/23/17	1,100	1,004,783
CIT Group, Inc.:
7.00%, 5/02/16 (a)	2,590	2,599,712
7.00%, 5/01/17	1,688	1,690,110
7.00%, 5/02/17 (a)	860	862,150
Discover Bank, 8.70%, 11/18/19	1,950	2,306,384
Regions Financial Corp.:
4.88%, 4/26/13	4,150	4,160,375
5.75%, 6/15/15	3,000	3,061,200
		24,593,103
Commercial Services & Supplies — 3.9%
Aviation Capital Group Corp. (a):
7.13%, 10/15/20 (c)	15,000	15,116,244
6.75%, 4/06/21	3,850	3,719,600
Casella Waste Systems, Inc., 7.75%, 2/15/19	1,201	1,201,000
Clean Harbors, Inc., 7.63%, 8/15/16	2,250	2,385,000
Corrections Corp. of America, 7.75%, 6/01/17	4,835	5,248,997
Iron Mountain, Inc., 7.75%, 10/01/19	650	711,750

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Services & Supplies (concluded)
Mobile Mini, Inc., 7.88%, 12/01/20	$455	$469,219
		28,851,810
Communications Equipment — 0.8%
Avaya, Inc., 9.75%, 11/01/15	1,400	1,340,500
Brocade Communications Systems, Inc., 6.88%, 1/15/20 (c)	3,580	3,938,000
EH Holding Corp., 6.50%, 6/15/19 (a)	700	728,875
		6,007,375
Consumer Finance — 5.2%
American Express Credit Corp., 2.75%, 9/15/15 (c)	9,850	10,141,885
Capital One Bank USA NA, 8.80%, 7/15/19	3,950	4,777,059
Daimler Finance North America LLC, 2.63%, 9/15/16 (a)(c)	5,675	5,702,949
Ford Motor Credit Co. LLC:
7.00%, 4/15/15	4,730	5,203,000
5.88%, 8/02/21	530	579,528
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)	2,515	2,650,181
SLM Corp., 6.25%, 1/25/16	8,205	8,375,114
Toll Brothers Finance Corp., 5.88%, 2/15/22	680	679,987
		38,109,703
Containers & Packaging — 1.3%
Ball Corp.:
7.13%, 9/01/16	2,000	2,180,000
6.75%, 9/15/20	3,575	3,950,375
Crown Americas LLC, 6.25%, 2/01/21	1,350	1,468,125
Graphic Packaging International, Inc., 9.50%, 6/15/17	1,105	1,218,262
Rock-Tenn Co., 9.25%, 3/15/16	800	839,000
Sealed Air Corp., 8.38%, 9/15/21 (a)	220	247,500
		9,903,262
Diversified Financial Services — 9.0%
Ally Financial, Inc.:
4.50%, 2/11/14	1,500	1,499,820
8.30%, 2/12/15	2,890	3,188,017
8.00%, 11/01/31	1,680	1,782,900
Bank of America Corp. (c):
5.30%, 3/15/17	6,505	6,472,690
5.00%, 5/13/21	12,100	11,840,878
Citigroup, Inc. (c):
6.38%, 8/12/14	2,150	2,327,403
4.59%, 12/15/15	1,575	1,653,922
4.45%, 1/10/17	4,375	4,561,624
Countrywide Financial Corp., 6.25%, 5/15/16 (c)	6,500	6,540,137
DPL, Inc., 7.25%, 10/15/21 (a)	1,475	1,640,937

Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
General Motors Financial Co., Inc., 6.75%, 6/01/18 (a)	$830	$863,200
ING Bank NV, 5.00%, 6/09/21 (a)(c)	3,950	4,037,390
Intesa Sanpaolo SpA (c):
2.38%, 12/21/12 (e)	5,800	5,628,564
6.50%, 2/24/21 (a)	922	850,910
Moody’s Corp., 6.06%, 9/07/17	10,000	10,455,930
Reynolds Group Issuer, Inc. (a):
7.13%, 4/15/19	420	441,000
7.88%, 8/15/19	1,470	1,583,925
6.88%, 2/15/21	360	375,300
WMG Acquisition Corp., 9.50%, 6/15/16 (a)	340	369,750
		66,114,297
Diversified Telecommunication Services — 5.1%
AT&T, Inc. (c):
2.40%, 8/15/16 (b)	1,525	1,582,142
6.30%, 1/15/38	5,000	6,097,515
France Telecom SA, 4.13%, 9/14/21 (c)	1,125	1,168,521
Level 3 Financing, Inc. (a):
8.13%, 7/01/19	4,807	4,843,052
8.63%, 7/15/20 (c)	1,220	1,250,500
Qwest Corp., 8.38%, 5/01/16	3,285	3,825,133
Telecom Italia Capital SA, 6.18%, 6/18/14	1,650	1,658,250
Telefonica Emisiones SAU, 5.46%, 2/16/21	2,250	2,235,391
Verizon Communications, Inc. (c):
1.95%, 3/28/14	8,525	8,739,515
7.35%, 4/01/39	3,640	5,103,760
Windstream Corp., 7.88%, 11/01/17	990	1,093,950
		37,597,729
Electric Utilities — 3.0%
Dominion Resources, Inc., 8.88%, 1/15/19 (c)	8,000	10,747,176
Duke Energy Corp., 3.55%, 9/15/21 (c)	2,825	2,940,916
Progress Energy, Inc., 7.00%, 10/30/31 (c)	5,000	6,694,840
Southern Co., 1.95%, 9/01/16	1,625	1,656,429
		22,039,361
Electronic Equipment, Instruments & Components — 0.3%
Jabil Circuit, Inc., 8.25%, 3/15/18	1,200	1,398,000
NXP BV, 3.32%, 10/15/13 (b)	664	662,340
		2,060,340
Energy Equipment & Services — 3.2%
Atwood Oceanics, Inc., 6.50%, 2/01/20	185	191,475
Energy Transfer Partners LP, 5.20%, 2/01/22	5,000	5,280,130
Ensco Plc, 4.70%, 3/15/21	3,255	3,488,152

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Energy Equipment & Services (concluded)
Frac Tech Services LLC, 7.63%, 11/15/18 (a)	$1,795	$1,911,675
Key Energy Services, Inc., 6.75%, 3/01/21	1,240	1,271,000
MEG Energy Corp., 6.50%, 3/15/21 (a)	1,580	1,651,100
Oil States International, Inc., 6.50%, 6/01/19	835	887,188
Peabody Energy Corp., 6.25%, 11/15/21 (a)	3,805	3,919,150
Transocean, Inc.:
6.50%, 11/15/20	1,860	2,059,822
6.38%, 12/15/21	2,300	2,608,149
		23,267,841
Food & Staples Retailing — 1.4%
Wal-Mart Stores, Inc. (c):
5.25%, 9/01/35	2,650	3,125,540
6.20%, 4/15/38	5,225	6,915,632
		10,041,172
Food Products — 0.8%
Kraft Foods, Inc.:
6.50%, 8/11/17	1,985	2,394,319
6.13%, 8/23/18	1,990	2,399,476
Smithfield Foods, Inc., 10.00%, 7/15/14	668	784,900
		5,578,695
Gas Utilities — 0.3%
El Paso Natural Gas Co., 8.63%, 1/15/22	1,150	1,457,639
Targa Resources Partners LP, 6.88%, 2/01/21 (a)	820	854,850
		2,312,489
Health Care Equipment & Supplies — 0.8%
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)	4,250	4,791,875
Teleflex, Inc., 6.88%, 6/01/19	815	872,050
		5,663,925
Health Care Providers & Services — 3.4%
Aetna, Inc., 6.75%, 12/15/37 (c)	2,025	2,595,582
Aviv Healthcare Properties LP, 7.75%, 2/15/19	765	766,913
HCA, Inc.:
8.50%, 4/15/19	265	294,150
6.50%, 2/15/20	3,780	4,006,800
7.25%, 9/15/20	4,590	4,939,987
Health Management Associates, Inc., 7.38%, 1/15/20 (a)	790	813,700
INC Research LLC, 11.50%, 7/15/19 (a)	1,155	1,062,600
inVentiv Health, Inc., 10.00%, 8/15/18 (a)	360	325,800
Tenet Healthcare Corp.: 10.00%, 5/01/18	2,175	2,506,688

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (concluded)
Tenet Healthcare Corp. (concluded): 8.88%, 7/01/19	$1,825	$2,064,531
UnitedHealth Group, Inc., 6.88%, 2/15/38	4,075	5,573,769
		24,950,520
Health Care Technology — 0.9%
Amgen, Inc.:
5.15%, 11/15/41 (c)	6,280	6,667,262
5.65%, 6/15/42	70	78,727
		6,745,989
Independent Power Producers & Energy Traders — 1.1%
AES Corp.:
9.75%, 4/15/16	1,620	1,903,500
7.38%, 7/01/21 (a)	535	591,175
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (a)	1,265	1,363,037
Calpine Corp., 7.25%, 10/15/17 (a)	730	762,850
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	2,910	3,135,525
Laredo Petroleum, Inc., 9.50%, 2/15/19	485	529,863
		8,285,950
Insurance — 6.1%
The Allstate Corp., 6.50%, 5/15/57 (b)	4,000	3,780,000
American International Group, Inc.:
6.40%, 12/15/20 (c)	2,800	3,045,588
8.18%, 5/15/58 (b)	1,300	1,254,500
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (a)	4,975	4,766,577
Forethought Financial Group, Inc., 8.63%, 4/15/21 (a)	1,625	1,650,179
Genworth Financial, Inc., 7.63%, 9/24/21	1,615	1,601,873
Manulife Financial Corp., 4.90%, 9/17/20	3,650	3,765,318
MetLife, Inc., 6.40%, 12/15/36	4,550	4,433,675
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)	715	629,200
Northwestern Mutual Life Insurance, 6.06%, 3/30/40 (a)	5,500	6,752,741
Principal Financial Group, Inc., 8.88%, 5/15/19	1,145	1,456,792
Prudential Financial, Inc., 6.63%, 12/01/37 (c)	4,075	4,759,237
Swiss Re Capital I LP, 6.85% (a)(b)(f)	3,000	2,698,401
XL Group Ltd., 5.75%, 10/01/21	4,105	4,508,575
		45,102,656
IT Services — 0.7%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (a)	1,180	1,180,000

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
IT Services (concluded)
First Data Corp.:
7.38%, 6/15/19 (a)(c)	$1,205	$1,201,987
8.25%, 1/15/21 (a)	145	134,125
12.63%, 1/15/21	1,240	1,199,700
SunGard Data Systems, Inc., 7.38%, 11/15/18	1,210	1,276,550
		4,992,362
Life Sciences Tools & Services — 1.6%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	5,480	6,069,100
Life Technologies Corp., 6.00%, 3/01/20	4,800	5,420,165
		11,489,265
Machinery — 0.8%
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14	4,075	4,724,759
Navistar International Corp., 8.25%, 11/01/21	1,363	1,472,040
		6,196,799
Media — 7.2%
AMC Networks, Inc., 7.75%, 7/15/21 (a)	655	719,681
CCH II LLC, 13.50%, 11/30/16	3,851	4,438,278
Comcast Corp., 6.30%, 11/15/17 (c)	4,075	4,903,574
Cox Communications, Inc., 8.38%, 3/01/39 (a)	4,075	5,562,477
CSC Holdings LLC:
8.50%, 4/15/14	1,130	1,257,125
8.63%, 2/15/19	1,950	2,276,625
DIRECTV Holdings LLC, 5.00%, 3/01/21 (c)	4,150	4,564,672
DISH DBS Corp., 7.00%, 10/01/13	1,950	2,086,500
Intelsat Luxemburg SA (d):
11.50%, 2/04/17 (a)	180	180,900
11.50%, 2/04/17	630	633,150
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17	1,975	2,258,906
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (a)	1,760	1,878,800
News America, Inc., 6.15%, 3/01/37 (c)	4,850	5,520,930
Time Warner Cable, Inc., 6.75%, 6/15/39	4,675	5,617,185
Time Warner, Inc., 7.70%, 5/01/32 (c)	4,900	6,503,736
Unitymedia Hessen GmbH & Co. KG, (FKA UPC Germany GmbH), 8.13%, 12/01/17 (a)	1,225	1,323,000
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	3,175	3,413,125
		53,138,664

Corporate Bonds	Par (000)	Value
Metals & Mining — 1.9%
Alcoa, Inc., 5.40%, 4/15/21 (c)	$940	$986,901
Barrick Gold Corp., 2.90%, 5/30/16 (c)	1,925	2,000,385
Barrick North America Finance LLC, 5.70%, 5/30/41 (c)	2,275	2,733,850
Freeport-McMoRan Corp., 7.13%, 11/01/27	3,500	4,195,128
Novelis, Inc., 8.75%, 12/15/20	1,610	1,799,175
Teck Resources Ltd., 10.75%, 5/15/19	2,000	2,444,902
		14,160,341
Multi-Utilities — 1.2%
CenterPoint Energy, Inc.:
5.95%, 2/01/17	3,600	4,105,134
6.50%, 5/01/18	3,950	4,632,505
		8,737,639
Multiline Retail — 1.7%
JC Penney Co., Inc., 5.65%, 6/01/20	12,400	12,431,000
Oil, Gas & Consumable Fuels — 12.7%
Alpha Natural Resources, Inc., 6.25%, 6/01/21	930	920,700
Anadarko Petroleum Corp.:
5.95%, 9/15/16	1,686	1,935,622
6.38%, 9/15/17	52	61,506
Arch Coal, Inc. (a):
7.00%, 6/15/19	370	370,925
7.25%, 6/15/21	985	989,925
BP Capital Markets Plc:
5.25%, 11/07/13	2,100	2,262,338
3.88%, 3/10/15 (c)	3,085	3,331,849
Buckeye Partners LP, 4.88%, 2/01/21 (c)	1,650	1,751,247
Chesapeake Energy Corp., 6.13%, 2/15/21 (c)	2,255	2,221,175
Chesapeake Midstream Partners LP (a):
5.88%, 4/15/21	980	987,350
6.13%, 7/15/22	785	798,738
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (a)	240	241,200
Consol Energy, Inc., 6.38%, 3/01/21 (a)	745	735,688
Copano Energy LLC, 7.13%, 4/01/21	930	957,900
DCP Midstream LLC, 4.75%, 9/30/21 (a)	2,100	2,215,725
Denbury Resources, Inc., 6.38%, 8/15/21	955	1,033,787
El Paso Corp., 7.00%, 6/15/17	2,390	2,646,583
El Paso Pipeline Partners Operating Co. LLC:
6.50%, 4/01/20	2,525	2,820,140
5.00%, 10/01/21	900	941,776

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2012	4

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge Energy Partners LP, 9.88%, 3/01/19	$2,425	$3,241,614
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	1,700	1,755,250
Enterprise Products Operating LLC, 6.65%, 4/15/18	4,800	5,747,885
Forest Oil Corp., 8.50%, 2/15/14	2,055	2,239,950
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	4,800	5,694,187
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (a)	710	734,850
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (a)	380	402,800
Linn Energy LLC, 7.75%, 2/01/21	1,585	1,707,837
Marathon Petroleum Corp., 3.50%, 3/01/16 (c)	2,250	2,318,062
MarkWest Energy Partners LP, 6.25%, 6/15/22	880	935,000
Newfield Exploration Co., 6.88%, 2/01/20	950	1,016,500
Nexen, Inc., 6.40%, 5/15/37	2,550	2,876,285
Oasis Petroleum, Inc.:
7.25%, 2/01/19	560	588,000
6.50%, 11/01/21	505	510,050
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (a)	1,950	2,014,350
ONEOK Partners LP, 8.63%, 3/01/19 (c)	4,075	5,239,941
Petrobras International Finance Co., 3.88%, 1/27/16	6,150	6,296,893
Petrohawk Energy Corp.:
10.50%, 8/01/14	1,020	1,133,475
6.25%, 6/01/19	1,180	1,320,125
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (a)	865	899,600
Pioneer Natural Resources Co.:
6.65%, 3/15/17	1,080	1,226,631
6.88%, 5/01/18	820	943,981
Plains Exploration & Production Co.:
10.00%, 3/01/16	700	787,500
8.63%, 10/15/19	940	1,057,500
6.75%, 2/01/22	1,090	1,185,375
Precision Drilling Corp., 6.50%, 12/15/21 (a)	700	719,250
Premier Oil Plc, 5.00%, 6/09/18	5,650	5,819,500
Range Resources Corp., 6.75%, 8/01/20	1,415	1,549,425
SandRidge Energy, Inc., 7.50%, 3/15/21	1,200	1,218,000
SM Energy Co. (a):
6.63%, 2/15/19	365	383,250
6.50%, 11/15/21	570	597,075
Western Gas Partners LP, 5.38%, 6/01/21	2,525	2,669,935

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
The Williams Cos., Inc., 8.75%, 3/15/32	$1,175	$1,552,785
		93,607,035
Paper & Forest Products — 2.9%
Boise Paper Holdings LLC:
9.00%, 11/01/17	480	523,200
8.00%, 4/01/20	1,070	1,144,900
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)(c)	3,955	4,383,987
International Paper Co.:
7.50%, 8/15/21 (c)	3,950	5,024,562
8.70%, 6/15/38	3,100	4,327,892
7.30%, 11/15/39	4,075	5,105,926
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)	545	570,206
Verso Paper Holdings LLC, 11.50%, 7/01/14	590	607,700
		21,688,373
Pharmaceuticals — 3.6%
Merck & Co., Inc. (c):
6.50%, 12/01/33	2,885	4,049,435
6.55%, 9/15/37	2,020	2,828,481
Pfizer, Inc., 7.20%, 3/15/39 (c)	10,000	14,979,360
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)	450	456,750
Watson Pharmaceuticals, Inc., 6.13%, 8/15/19	3,495	4,147,730
		26,461,756
Real Estate Investment Trusts (REITs) — 2.5%
AvalonBay Communities, Inc., 6.10%, 3/15/20 (c)	4,075	4,785,081
Developers Diversified Realty Corp.:
4.75%, 4/15/18	1,025	1,032,541
7.88%, 9/01/20	1,325	1,567,288
ERP Operating LP, 5.75%, 6/15/17	4,080	4,643,003
HCP, Inc., 5.38%, 2/01/21	1,675	1,851,013
UDR, Inc., 4.25%, 6/01/18	2,675	2,795,458
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21	1,880	1,937,336
		18,611,720
Real Estate Management & Development — 0.4%
Realogy Corp. (a):
7.88%, 2/15/19 (c)	940	869,500
7.63%, 1/15/20 (g)	1,025	1,025,000
Shea Homes LP, 8.63%, 5/15/19 (a)	805	805,000
		2,699,500
Road & Rail — 1.7%
Avis Budget Car Rental LLC, 8.25%, 1/15/19	180	189,450

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2012	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Road & Rail (concluded)
Florida East Coast Railway Corp., 8.13%, 2/01/17	$320	$320,000
The Hertz Corp., 6.75%, 4/15/19	1,554	1,604,505
Norfolk Southern Corp., 6.00%, 3/15/2105 (c)	8,500	10,162,319
		12,276,274
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc., 7.75%, 8/01/20	1,300	1,404,000
KLA-Tencor Corp., 6.90%, 5/01/18	2,208	2,610,585
		4,014,585
Specialty Retail — 1.2%
AutoNation, Inc., 6.75%, 4/15/18	2,775	2,969,250
Limited Brands, Inc., 7.00%, 5/01/20	1,370	1,520,700
QVC, Inc., 7.38%, 10/15/20 (a)	175	191,188
Sally Holdings LLC, 6.88%, 11/15/19 (a)(c)	990	1,059,300
VF Corp., 5.95%, 11/01/17 (c)	2,450	2,905,195
		8,645,633
Tobacco — 2.6%
Altria Group, Inc., 10.20%, 2/06/39	6,607	10,471,857
Lorillard Tobacco Co., 3.50%, 8/04/16	4,150	4,252,455
Philip Morris International, Inc., 2.50%, 5/16/16 (c)	4,200	4,373,498
		19,097,810
Wireless Telecommunication Services — 4.9%
America Movil SAB de CV, 2.38%, 9/08/16 (c)	7,455	7,550,543
American Tower Corp.:
4.50%, 1/15/18	3,200	3,268,438
5.90%, 11/01/21	2,180	2,346,314
Cricket Communications, Inc., 7.75%, 5/15/16	780	826,800
Crown Castle International Corp., 9.00%, 1/15/15	1,185	1,291,650
Crown Castle Towers LLC (a):
5.50%, 1/15/37	1,975	2,163,729
4.17%, 8/15/37	2,000	2,058,024
6.11%, 1/15/40	2,330	2,613,347
Intelsat Jackson Holdings SA, 7.25%, 4/01/19 (a)	320	334,400
Nextel Communications, Inc., Series E, 6.88%, 10/31/13	1,040	1,040,000
SBA Tower Trust, 5.10%, 4/15/42 (a)	6,250	6,698,750
Sprint Capital Corp., 6.88%, 11/15/28	730	541,113

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services (concluded)
Sprint Nextel Corp., 9.00%, 11/15/18 (a)	$4,690	$5,053,475
		35,786,583
Total Corporate Bonds – 107.9%		793,991,362

Preferred Securities
Capital Trusts
Capital Markets — 3.0%
Credit Suisse Guernsey Ltd., 5.86% (b)(f)	1,050	913,500
State Street Capital, Trust III, 5.54% (b)(f)	1,740	1,744,506
State Street Capital, Trust IV, 1.55%, 6/15/37 (b)	28,195	19,039,717
		21,697,723
Commercial Banks — 5.8%
Barclays Bank Plc, 7.43% (a)(b)(c)(f)	1,100	1,078,000
BB&T Capital Trust IV, 6.82%, 6/12/77 (b)	15,300	15,453,000
BNP Paribas, 7.20% (a)(b)(c)(f)	2,500	1,975,000
Credit Agricole SA (a)(b)(c)(f):
6.64%	2,450	1,739,500
8.38%	2,450	2,009,000
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)	3,715	2,767,675
HSBC Capital Funding LP/Jersey Channel Islands, 10.18%(a)(b)(c)(f)	7,000	8,820,000
National City Preferred Capital Trust I, 12.00%(b)(f)	3,713	3,959,877
Standard Chartered Plc, 7.01%(a)(f)	5,000	4,829,960
		42,632,012
Consumer Finance — 0.2%
Capital One Financial Corp. Capital V, 10.25%, 8/15/39	1,275	1,333,969
Diversified Financial Services — 3.2%
JPMorgan Chase Capital XXI, Series U, 1.38%, 2/02/37 (b)	12,875	9,018,165
JPMorgan Chase Capital XXIII, 1.46%, 5/15/47 (b)	20,695	14,506,098
		23,524,263
Electric Utilities — 0.5%
PPL Capital Funding, 6.70%, 3/30/67 (b)	3,900	3,851,250

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2012	6

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)	Value
Insurance — 5.2%
Ace Capital Trust II, 9.70%, 4/01/30	$4,000	$5,305,528
American General Capital II, 8.50%, 7/01/30	300	294,233
Aon Corp., 8.21%, 1/01/27	4,000	4,714,916
AXA SA, 6.46% (a)(b)(f)	6,000	4,410,000
Chubb Corp., 6.38%, 3/29/67 (b)(c)	4,000	4,080,000
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)	4,000	5,100,000
Lincoln National Corp., 7.00%, 5/17/66 (b)	4,255	4,020,975
Reinsurance Group of America, 6.75%, 12/15/65 (b)(c)	7,000	6,304,935
ZFS Finance (USA) (a)(b):
Trust II, 6.45%, 12/15/65	3,850	3,619,000
Trust IV, 5.88%, 5/09/32	599	584,025
		38,433,612
Oil, Gas & Consumable Fuels — 1.2%
Enterprise Products Operating LLC, 8.38%, 8/01/66 (b)	4,500	4,860,000
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)	4,000	4,043,572
		8,903,572
Total Capital Trusts - 19.1%		140,376,401

Preferred Stocks	Shares
Auto Components — 0.1%
Dana Holding Corp., 4.00% (a)	7,000	889,875
Diversified Financial Services — 0.3%
Ally Financial, Inc., 7.00% (a)	3,130	2,520,335
Real Estate Investment Trusts (REITs) — 1.1%
Sovereign Real Estate Investment Trust, 12.00% (a)	7,000	7,748,860
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (b)(h)	23,000	33,350
Freddie Mac, Series Z, 8.38% (b)(h)	23,000	32,660
		66,010

Preferred Stocks	Shares	Value
Wireless Telecommunication Services — 1.6%
Centaur Funding Corp., 9.08% (a)	10,000	$11,421,875
Total Preferred Stocks - 3.1%		22,646,955

Trust Preferreds
Diversified Financial Services — 0.2%
GMAC Capital Trust I, 8.13%, 2/15/40 (b)	64,530	1,431,921
Total Trust Preferreds - 0.2%		1,431,921
Total Preferred Securities – 22.4%		164,455,277

Taxable Municipal Bonds	Par (000)
City of Chicago Illinois, RB, Build America Bonds, 6.85%, 1/01/38	$5,000	5,610,650
Metropolitan Transportation Authority, RB, Build America Bonds, 6.55%, 11/15/31	4,075	4,933,806
Total Taxable Municipal Bonds – 1.4%		10,544,456

US Government Sponsored Agency Securities
Agency Obligations — 0.3%
Fannie Mae, 4.27%, 10/09/19 (c)(i)	2,765	2,136,192
Total US Government Sponsored Agency Securities – 0.3%		2,136,192

US Treasury Obligations
US Treasury Bonds, 3.75%, 8/15/41 (c)	945	1,101,663
US Treasury Notes:
0.88%, 12/31/16 (c)	6,377	6,433,296
0.88%, 1/31/17	6,000	6,048,282

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2012	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Notes (concluded):
2.00%, 11/15/21	$11,865	$12,072,638
Total US Treasury Obligations – 3.5%		25,655,879
Total Long-Term Investments (Cost – $977,550,649) – 136.5%		1,004,005,222

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (j)(k)	8,939,434	8,939,434
Total Short-Term Securities (Cost – $8,939,434) – 1.2%		8,939,434

Options Purchased	Contracts
Exchange-Traded Put Options — 0.2%
S&P 500 Index, Strike Price USD 1,200, Expires 6/16/12	472	1,496,240

	Notional Amount (000)
Over-the-Counter Call Swaptions — 0.0%
Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, expires 2/08/12, Broker Deutsche Bank AG	$13,500	51,840
Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, expires 5/11/12, Broker Citibank NA	9,100	187,184
Receive a fixed rate of 2.61% and pay a floating rate based on 3-month LIBOR, expires 1/13/14, Broker Credit Suisse Securities (USA) LLC	1,900	101,201
		340,225

Options Purchased	Notional Amount (000)	Value
Over-the-Counter Put Swaptions — 0.0%
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 2/08/12, Broker Deutsche Bank AG	$13,500	$1
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 2/28/12, Broker Deutsche Bank AG	14,700	160
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 2/28/12, Broker Citigroup NA	14,900	163
Pay a fixed rate of 2.61% and receive a floating rate based on 3-month LIBOR, Expires 1/13/14, Broker Credit Suisse Securities (USA) LLC	1,900	79,005
		79,329
Total Options Purchased (Cost – $2,216,417) – 0.2%		1,915,794
Total Investments Before Options Written (Cost – $988,706,500*) – 137.9%		1,014,860,450

Options Written	Contracts
Exchange-Traded Put Options — (0.1)%
S&P 500 Index, Strike Price USD 1,100, Expires 6/16/12	472	(776,440)

	Notional Amount (000)
Over-the-Counter Call Swaptions — (0.8)%
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker Deutsche Bank AG	$13,000	(2,519,451)
Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR, Expires 3/24/14, Broker Citibank NA	17,000	(3,469,928)
		(5,989,379)

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2012	8

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)	Value
Over-the-Counter Put Swaptions — (0.0)%
Receive a fixed rate of 4.06% and pay a floating rate based on the 3-month LIBOR, Expires 4/16/12, Broker Deutsche Bank AG	$13,000	$(10)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 11/01/12, Broker Citibank NA	56,500	(146,437)
Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, Expires 3/24/14, Broker Citibank NA	17,000	(131,177)
		(277,624)
Total Options Written (Premiums Received – $4,337,110) – (0.9)%		(7,043,443)
Total Investments, Net of Options Written – 137.0%		1,007,817,007
Liabilities in Excess of Other Assets – (37.0)%		(272,090,135)
Net Assets – 100.0%		$735,726,872

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$988,096,552
Gross unrealized appreciation	$55,338,650
Gross unrealized depreciation	(28,574,752)
Net unrealized appreciation	$26,763,898

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
JPMorgan Chase Bank NA	$855,000	$(4,098)
Pershing LLC	$55,000	$(264)
Stern Agee & Leach	$115,000	$(551)

(h)	Non-income producing security.

(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at January 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	3,823,108	5,116,326	8,939,434	$1,741

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

FKA	Formerly Known As
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2012	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)

•	Reverse repurchase agreements outstanding as of January 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
UBS Securities LLC	0.35%	11/16/11	Open	$13,922,915	$13,912,500
UBS Securities LLC	0.37%	11/16/11	Open	13,760,256	13,749,375
UBS Securities LLC	0.38%	11/16/11	Open	33,529,205	33,501,975
Barclays Capital, Inc.	0.40%	11/22/11	Open	2,206,740	2,205,000
BNP Paribas Securities Corp.	0.40%	11/30/11	Open	905,173	904,540
Credit Suisse Securities (USA) LLC	0.40%	12/01/11	Open	19,539,981	19,526,313
Barclays Capital, Inc.	0.40%	12/01/11	Open	32,090,115	32,068,024
Credit Suisse Securities (USA) LLC	0.35%	12/06/11	Open	3,496,912	3,494,975
Credit Suisse Securities (USA) LLC	0.30%	12/07/11	Open	9,472,810	9,468,313
Deutsche Bank Securities, Inc.	0.05%	12/07/11	Open	1,171,891	1,171,800
UBS Securities LLC	0.32%	12/07/11	Open	3,714,848	3,713,000
UBS Securities LLC	0.35%	12/07/11	Open	3,816,002	3,813,925
UBS Securities LLC	0.38%	12/07/11	Open	4,371,458	4,368,875
UBS Securities LLC	0.38%	12/08/11	Open	3,734,730	3,732,562
Deutsche Bank Securities, Inc.	(1.00)%	1/10/12	Open	923,435	924,000
Deutsche Bank Securities, Inc.	0.05%	1/10/12	Open	6,377,195	6,377,000
BNP Paribas Securities Corp.	0.11%	1/11/12	Open	2,098,078	2,097,944
BNP Paribas Securities Corp.	0.35%	1/11/12	Open	9,362,411	9,360,500
UBS Securities LLC	0.10%	1/11/12	Open	789,846	789,800
UBS Securities LLC	0.35%	1/11/12	Open	10,209,764	10,207,680
BNP Paribas Securities Corp.	0.10%	1/12/12	Open	1,108,074	1,108,012
BNP Paribas Securities Corp.	0.35%	1/12/12	Open	3,029,539	3,028,950
UBS Securities LLC	0.38%	1/12/12	Open	4,860,426	4,859,400
Credit Suisse Securities (USA) LLC	0.35%	1/12/12	Open	5,721,300	5,720,188
Credit Suisse Securities (USA) LLC	0.38%	1/12/12	Open	2,521,200	2,520,667
Deutsche Bank Securities, Inc.	(0.50)%	1/17/12	Open	747,144	747,300
Barclays Capital, Inc.	0.35%	1/18/12	Open	20,808,050	20,805,218
BNP Paribas Securities Corp.	0.37%	1/18/12	Open	5,189,762	5,189,015
UBS Securities LLC	0.35%	1/18/12	Open	8,723,187	8,722,000
UBS Securities LLC	0.38%	1/18/12	Open	9,448,521	9,447,125
Barclays Capital, Inc.	0.35%	1/19/12	Open	3,168,710	3,168,310
Barclays Capital, Inc.	0.40%	1/19/12	Open	5,033,357	5,032,630
BNP Paribas Securities Corp.	0.39%	1/19/12	Open	4,947,986	4,947,289
Deutsche Bank Securities, Inc.	0.05%	1/19/12	Open	2,841,126	2,841,075
UBS Securities LLC	0.10%	1/19/12	Open	4,975,180	4,975,000
UBS Securities LLC	0.35%	1/19/12	Open	2,590,202	2,589,875
BNP Paribas Securities Corp.	0.35%	1/24/12	Open	5,354,546	5,354,130
UBS Securities LLC	0.25%	1/25/12	Open	2,778,073	2,777,937
UBS Securities LLC	0.38%	1/25/12	Open	28,718,534	28,716,413

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2012	10

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)

•	Reverse repurchase agreements outstanding as of January 31, 2012 (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Barclays Capital, Inc.	0.40%	1/31/12	Open	$5,155,057	$5,155,000
Total				$303,213,739	$303,093,635

[1]Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
11	2-Year US Treasury Note	Chicago Board of Trade	March 2012	$2,428,250	$3,646

•	Financial futures contracts sold as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
529	5-Year US Treasury Note	Chicago Board of Trade	March 2012	$65,620,797	$(576,388)
271	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$35,839,750	(569,034)
75	30-Year US Treasury Bond	Chicago Board of Trade	March 2012	$10,907,812	(293,093)
Total					$(1,438,515)

•	Credit default swaps on single-name issues - buy protection outstanding as of January 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Southwest Airlines Co.	1.00%	Goldman Sachs & Co.	12/20/16	$1,965	$(58,787)
Southwest Airlines Co.	1.00%	Royal Bank of Scotland Plc	12/20/16	$1,965	(66,833)
Time Warner Inc.	1.00%	Credit Suisse Securities (USA) LLC	3/20/17	$12,300	(21,484)
Total					$(147,104)

•	Credit default swaps on single-name issues - sold protection outstanding as of January 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	$4,525	$(2,189)
Assured Guaranty
Corp.	5.00%	Citibank NA	12/20/14	A-	$195	11,550
Assured Guaranty
Corp.	5.00%	Citibank NA	3/20/15	A-	$819	56,211
DIRECTV Holdings		Credit Suisse Securities (USA)
LLC	1.00%	LLC	3/20/17	BBB	$12,300	68,132
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A	$1,500	(70,422)
Total						$63,282

[1]Using Standard &Poor’s ratings.

[2]The maximum potential amount the Trust may pay should a negative credit event take place as defined under terms of agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of January 31, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Dow Jones CDX North
America Investment
Grade Index 17	1.00%	Credit Suisse Securities (USA) LLC	12/20/16	$71,000	$16,266

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2012	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)

•	Interest rate swaps outstanding as of January 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.35%[1]	3-month LIBOR	JPMorgan Chase Bank & Co.	11/25/16	$18,000	$(338,771)
2.72%[2]	3-month LIBOR	Deutsche Bank AG	8/08/21	$14,400	1,110,462
2.03%[2]	3-month LIBOR	Deutsche Bank AG	12/21/21	$600	7,389
4.35%[1]	3-month LIBOR	Deutsche Bank AG	4/15/41	$5,000	(1,809,337)
3.93%[1]	3-month LIBOR	Citibank NA	7/21/41	$9,200	(2,532,211)
3.00%[1]	3-month LIBOR	Credit Suisse Securities (USA) LLC	10/18/41	$2,100	(164,786)
Total					$(3,727,254)

[1]	Trust pays a floating interest rate and receives fixed rate.

[2]	Trust pays a fixed interest rate and receives floating rate.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2012	12

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments:
Asset-Backed Securities	—	$3,647,056	$3,575,000	$7,222,056
Corporate Bonds	—	788,171,862	5,819,500	793,991,362
Preferred Securities	$1,497,931	162,957,346	—	164,455,277
Taxable Municipal Bonds	—	10,544,456	—	10,544,456
US Government Sponsored Agency Securities	—	2,136,192	—	2,136,192
US Treasury Obligations	—	25,655,879	—	25,655,879
Short-Term Securities	8,939,434	—	—	8,939,434
Total	$10,437,365	$993,112,791	$9,394,500	$1,012,944,656

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit
contracts	—	$152,159	—	$152,159
Equity contracts	$1,496,240	—	—	1,496,240
Interest rate contracts	3,646	1,537,405	—	1,541,051
Liabilities:
Credit
contracts	—	(217,526)	$(2,189)	(219,715)
Equity contracts	(2,214,955)	—	—	(2,214,955)
Interest rate contracts	—	(11,112,108)	—	(11,112,108)
Total	$(715,069)	$(9,640,070)	$(2,189)	$(10,357,328)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2012	13

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust IV (BTZ)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Corporate Bonds	Total
Assets:
Balance, as of October 31, 2011	$3,410,000	$5,876,000	$9,286,000
Accrued
discounts/premiums	15,561	—	15,561
Net realized gain
Net change in unrealized appreciation/depreciation[2]	149,439	(56,500)	92,939
Purchases
Sales
Transfers in3	—	—	—
Transfers out[3]	—	—	—
Balance, as of January 31, 2012	$3,575,000	$5,819,500	$9,394,500

[2]	The change in unrealized appreciation/depreciation on investments still held at January 31, 2012 was $92,939.

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Assets:
Balance, as of October 31, 2011	$8,182
Accrued
discounts/premiums	7,397
Net realized gain	—
Net change in unrealized
appreciation/depreciation[4]	(10,371)
Purchases	—
Issuances[5]	—
Sales	—
Settlements[6]	(7,397)
Transfers in7	—
Transfers out[7]	—
Balance, as of January 31, 2012	$(2,189)

[4]	The change in unrealized appreciation/depreciation on derivative financial instruments still held at January 31, 2012 was $(2,189).

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JANUARY 31, 2012	14

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust IV

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust IV

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust IV

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust IV

Date: March 23, 2012